REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($)
Disclosure of major customers
Provisionally concentrate sales	$ 10,055	$ 12,000
Revenues from mining operations:
Revenue from contracts with customers	2,192,044
Provisional pricing adjustments on concentrate sales	(823)
Gold	2,080,270
Silver	75,676
Zinc	15,293
Copper	20,805
Total revenues from mining operations	$ 2,191,221	$ 2,242,604
Precious metals revenue form mining operations (as a percent)	98.40%	99.30%
Customers who contribute over 10% revenue
Disclosure of major customers
Number of clients who account for more than 10% of revenue | customer	4
Percentage of total revenue from mining operations	74.00%
Customers who contribute over 10% revenue | Mining operations
Revenues from mining operations:
Total revenues from mining operations	$ 1,622,300
Customer 1 | Mining operations
Revenues from mining operations:
Total revenues from mining operations	453,561
Customer 2 | Mining operations
Revenues from mining operations:
Total revenues from mining operations	419,907
Customer 3 | Mining operations
Revenues from mining operations:
Total revenues from mining operations	390,745
Customer 4 | Mining operations
Revenues from mining operations:
Total revenues from mining operations	$ 358,087